Notes Payable (Schedule of Future Principal Payments Under Notes Payable Agreement) (Details)	Dec. 31, 2014 USD ($)
Future principal payments
2015	$ 397,465
2016	1,223,502
2017	1,223,502
2018	155,531
Total	$ 3,000,000